Deposits, Prepayments and Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory

	As of December 31,
	2025	2024
Other prepayments	$285	$360
Value-Added Tax recoverable	185	127
Deposits	—	14
	$470	$501